Commitments and Contingencies, additional lease information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Disclosure
Rent expense, noncancellable long-term operating lease	$ 168.4	$ 177.0	$ 187.4
Rent expense, cancellable short-term operating lease	$ 10.8	$ 8.8	$ 12.5